CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Short Duration ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, the Summary Prospectus is amended as follows:

The first sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund will invest at least 80% of its net assets in fixed income securities and in exchange-traded funds ("ETFs") and closed-end funds that invest substantially all of their assets in fixed income securities.

The first sentence of the fourth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”), Fitch Investor Services (“Fitch”), or any other nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The first sentence of the seventh paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities ("ABS").

The last two sentences of the seventh paragraph of the “Principal Investment Strategies” section of the Summary Prospectus are hereby deleted in their entirety.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

April 29, 2015                                        GSY-SUMPRO-SUP2

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Short Duration ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the above-listed Fund:

Effective immediately, the Prospectus and SAI are amended as follows:

The first sentence of the first paragraph of the “Summary Information-Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund will invest at least 80% of its net assets in fixed income securities and in exchange-traded funds ("ETFs") and closed-end funds that invest substantially all of their assets in fixed income securities.

The first sentence of the fourth paragraph of the “Summary Information-Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”), Fitch Investor Services (“Fitch”), or any other nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The first sentence of the seventh paragraph of the “Summary Information-Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities ("ABS").

The last two sentences of the seventh paragraph of the “Summary Information-Principal Investment Strategies” section of the Prospectus are hereby deleted in their entirety.

The second sentence of the “Additional Information About the Fund’s Principal Investment Strategies and Principal Investment Risks-Portfolio Construction Guidelines” section of the Prospectus is hereby deleted and replaced with the following:

1. The Fund primarily will invest in (i) U.S. dollar-denominated investment grade debt securities, rated Baa3 or higher by Moody’s, or equivalently rated by S&P, Fitch or any other NRSRO or, if unrated, determined by the Investment Adviser to be of comparable quality; and (ii) ETFs and closed-end funds that invest substantially all of their assets in fixed income securities.

The first two sentences of the third-to-last paragraph of the “Investment Restrictions and Policies-Investment Restrictions” section of the SAI are hereby deleted and replaced with the following:

The Fund may invest up to 15% of its net assets in illiquid securities. Rule 144A securities will not count towards this 15% limit unless they are illiquid pursuant to the Fund's policies and procedures for determining an instrument's liquidity.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

April 29, 2015                                        GSY-COMBO-SUP2